Revenue from contracts with customers	6 Months Ended
Jun. 30, 2023
Revenue from Contract with Customer [Text Block]
9 Revenue from contracts with customers
Contracts with customers and disaggregation of revenues
in	6M23	6M22
Contracts with customers (CHF million)
Investment and portfolio management	1,308	1,578
Other securities business	33	29
Underwriting	117	370
Brokerage	765	1,277
Other services	469	786
Total revenues from contracts with customers	2,692	4,040
Contract balances
end of	6M23	2022
Contract balances (CHF million)
Contract receivables	580	686
Contract liabilities	47	54
in	2Q23	1Q23
Revenue recognized (CHF million)
Revenue recognized in the reporting period included in the contract liabilities balance at the beginning of period	7	10
The Bank did not recognize any revenue in the reporting period from performance obligations satisfied in previous periods.
There were no material net impairment losses on contract receivables in 6M23 and 6M22. The Bank’s contract terms are generally such that they do not result in any contract assets.
Remaining performance obligations
ASC Topic 606’s practical expedient allows the Bank to exclude from its remaining performance obligations disclosure any performance obligations which are part of a contract with an original expected duration of one year or less. Additionally any variable consideration, for which it is probable that a significant reversal in the amount of cumulative revenue recognized will occur when the uncertainty associated with the variable consideration is subsequently resolved, is not subject to the remaining performance obligations disclosure because such variable consideration is not included in the transaction price (e.g., investment management fees). Upon review, the Bank determined that no material remaining performance obligations are in scope of the remaining performance obligations disclosure.
> Refer to “Note 13 – Revenue from contracts with customers” in VIII – Consolidated financial statements – Credit Suisse (Bank) in the Credit Suisse Annual Report 2022 for further information.